SCHEDULE OF FINANCIAL INFORMATION FOR OUR EQUITY METHOD INVESTMENTS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Current assets	$ 537,814	$ 537,814	$ 627,368	$ 511,158
Total assets	1,828,327	1,828,327	1,831,292	1,686,541
Current liabilities	544,068	544,068	431,872	435,872
Other liabilities	2,000	2,000	2,000
Combined equity	802,348	802,348	821,034
Total liabilities and combined equity	1,828,327	1,828,327	1,831,292
Operating (loss) / income		(917)	(43,332)	35,278
Net (loss) / income		(36,420)	$ (64,568)	$ 16,555
W. D. Von Gonten Engineering LLC [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	4,484	4,484
Noncurrent assets	21,392	21,392
Total assets	25,876	25,876
Current liabilities	2,837	2,837
Other liabilities	15,171	15,171
Combined equity	7,868	7,868
Total liabilities and combined equity	25,876	$ 25,876
Revenue	10,035
Operating (loss) / income	(350)
Net (loss) / income	$ 92